United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  10/31/08

Date of Reporting Period:  Six months ended 4/30/08

Item 1.                      Reports to Stockholders

Federated
World-Class Investment Manager

Federated Muni and Stock
Advantage Fund

Established 2003

A Portfolio of Federated Income Securities Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2008

Class A Shares
Class B Shares
Class C Shares
Class F Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	4/30/2008
Net Asset Value, Beginning of Period	$12.08
Income From Investment Operations:
Net investment income	0.19
Net realized and unrealized gain (loss) on investments, foreign currency transactions, futures contracts and swap contracts	(0.59)
TOTAL FROM INVESTMENT OPERATIONS	(0.40)
Less Distributions:
Distributions from net investment income	(0.20)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	(0.35)
TOTAL DISTRIBUTIONS	(0.55)
Net Asset Value, End of Period	$11.13
Total Return [4]	(3.39)%

Ratios to Average Net Assets:
Net expenses	1.00	% [5,6]
Net investment income	3.34	% [5]
Expense waiver/reimbursement [7]	0.44	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$527,901
Portfolio turnover	39%

1 The Fund changed its fiscal year end from August 31 to October 31.

2 Reflects operations for the period from September 26, 2003 (date of initial public investment) to August 31, 2004.

3 Per share numbers have been calculated using the average shares method.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 1.00%, 1.00%, 1.00% and 0.80% after taking into account these expense reductions for the six months ended April 30, 2008 and for the years ended October 31, 2007, 2006 and 2005, respectively.

7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Year Ended October 31,						Two Months Ended		Period Ended
2007		2006		2005		10/31/2004	[1]	8/31/2004	[2]
$12.09		$11.10		$10.69		$10.53		$10.00

0.37		0.38		0.37		0.06		0.41	[3]
0.20		0.96		0.42		0.16		0.47
0.57		1.34		0.79		0.22		0.88

(0.38)		(0.35)		(0.38)		(0.06)		(0.35)
(0.20)		--		--		--		--
(0.58)		(0.35)		(0.38)		(0.06)		(0.35)
$12.08		$12.09		$11.10		$10.69		$10.53
4.79%		12.31%		7.49%		2.13%		8.92%

1.00	% [6]	1.00	% [6]	0.80	% [6]	0.55	% [5]	0.31	% [5]
3.12%		3.32%		3.44%		3.48	% [5]	4.30	% [5]
0.44%		0.45%		0.67%		1.23	% [5]	1.45	% [5]

$588,344		$465,673		$314,215		$140,170		$122,672
72%		42%		9%		17%		39%

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	4/30/2008
Net Asset Value, Beginning of Period	$12.07
Income From Investment Operations:
Net investment income	0.15
Net realized and unrealized gain (loss) on investments, foreign currency transactions, futures contracts and swap contracts	(0.59)
TOTAL FROM INVESTMENT OPERATIONS	(0.44)
Less Distributions:
Distributions from net investment income	(0.16)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	(0.35)
TOTAL DISTRIBUTIONS	(0.51)
Net Asset Value, End of Period	$11.12
Total Return [4]	(3.76)%

Ratios to Average Net Assets:
Net expenses	1.75	% [5,6]
Net investment income	2.59	% [5]
Expense waiver/reimbursement [7]	0.44	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$75,318
Portfolio turnover	39%

1 The Fund changed its fiscal year end from August 31 to October 31.

2 Reflects operations for the period from September 26, 2003 (date of initial public investment) to August 31, 2004.

3 Per share numbers have been calculated using the average shares method.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 1.75%, 1.75%, 1.75% and 1.70% after taking into account these expense reductions for the six months ended April 30, 2008 and for the years ended October 31, 2007, 2006 and 2005, respectively.

7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Year Ended October 31,						Two Months Ended		Period Ended
2007		2006		2005		10/31/2004	[1]	8/31/2004	[2]
$12.09		$11.10		$10.69		$10.53		$10.00

0.28		0.29		0.27		0.04		0.32	[3]
0.19		0.97		0.42		0.17		0.47
0.47		1.26		0.69		0.21		0.79

(0.29)		(0.27)		(0.28)		(0.05)		(0.26)
(0.20)		--		--		--		--
(0.49)		(0.27)		(0.28)		(0.05)		(0.26)
$12.07		$12.09		$11.10		$10.69		$10.53
3.93%		11.48%		6.53%		1.97%		7.99%

1.75	% [6]	1.75	% [6]	1.70	% [6]	1.55	% [5]	1.31	% [5]
2.37%		2.58%		2.56%		2.48	% [5]	3.27	% [5]
0.44%		0.45%		0.52%		0.98	% [5]	1.20	% [5]

$81,930		$70,323		$57,182		$34,834		$31,700
72%		42%		9%		17%		39%

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	4/30/2008
Net Asset Value, Beginning of Period	$12.07
Income From Investment Operations:
Net investment income	0.15
Net realized and unrealized gain (loss) on investments, foreign currency transactions, futures contracts and swap contracts	(0.59)
TOTAL FROM INVESTMENT OPERATIONS	(0.44)
Less Distributions:
Distributions from net investment income	(0.16)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	(0.35)
TOTAL DISTRIBUTIONS	(0.51)
Net Asset Value, End of Period	$11.12
Total Return [4]	(3.76)%

Ratios to Average Net Assets:
Net expenses	1.75	% [5,6]
Net investment income	2.59	% [5]
Expense waiver/reimbursement [7]	0.44	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$162,573
Portfolio turnover	39%

1 The Fund changed its fiscal year end from August 31 to October 31.

2 Reflects operations for the period from September 26, 2003 (date of initial public investment) to August 31, 2004.

3 Per share numbers have been calculated using the average shares method.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 1.75%, 1.75%, 1.75% and 1.70% after taking into account these expense reductions for the six months ended April 30, 2008 and for the years ended October 31, 2007, 2006 and 2005, respectively.

7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Year Ended October 31,						Two Months Ended		Period Ended
2007		2006		2005		10/31/2004	[1]	8/31/2004	[2]
$12.09		$11.10		$10.68		$10.52		$10.00

0.28		0.29		0.27		0.04		0.32	[3]
0.19		0.97		0.43		0.17		0.46
0.47		1.26		0.70		0.21		0.78

(0.29)		(0.27)		(0.28)		(0.05)		(0.26)
(0.20)		--		--		--		--
(0.49)		(0.27)		(0.28)		(0.05)		(0.26)
$12.07		$12.09		$11.10		$10.68		$10.52
3.94%		11.48%		6.63%		1.97%		7.90%

1.75	% [6]	1.75	% [6]	1.70	% [6]	1.55	% [5]	1.31	% [5]
2.37%		2.57%		2.56%		2.48	% [5]	3.28	% [5]
0.44%		0.45%		0.52%		0.98	% [5]	1.20	% [5]

$181,358		$122,419		$79,891		$42,816		$38,500
72%		42%		9%		17%		39%

Financial Highlights - Class F Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2008		Period Ended 10/31/2007	[1]
Net Asset Value, Beginning of Period	$12.08		$12.27
Income From Investment Operations:
Net investment income	0.19		0.14
Net realized and unrealized loss on investments, foreign currency transactions and swap contracts	(0.59)		(0.18)
TOTAL FROM INVESTMENT OPERATIONS	(0.40)		(0.04)
Less Distributions:
Distributions from net investment income	(0.20)		(0.15)
Distributions from net realized gain on investments and foreign currency transactions	(0.35)		--
TOTAL DISTRIBUTIONS	(0.55)		(0.15)
Net Asset Value, End of Period	$11.13		$12.08
Total Return [2]	(3.36)%		(0.31)%

Ratios to Average Net Assets:
Net expenses	0.94	% [3,4]	0.96	% [3,4]
Net investment income	3.43	% [3]	3.16	% [3]
Expense waiver/reimbursement [5]	0.44	% [3]	0.44	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$14,482		$10,589
Portfolio turnover	39%		72	% [6]

1 Reflects operations for the period from May 31, 2007 (date of initial public investment) to October 31, 2007.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 0.94% and 0.96% after taking into account these expense reductions for the six months ended April 30, 2008 and for the period ended October 31, 2007.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

6 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended October 31, 2007.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2007 to April 30, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactions costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2007	Ending Account Value 4/30/2008	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$ 966.10	$4.89
Class B Shares	$1,000	$ 962.40	$8.54
Class C Shares	$1,000	$ 962.40	$8.54
Class F Shares	$1,000	$ 966.40	$4.60
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.89	$5.02
Class B Shares	$1,000	$1,016.16	$8.77
Class C Shares	$1,000	$1,016.16	$8.77
Class F Shares	$1,000	$1,020.19	$4.72

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.00%
Class B Shares	1.75%
Class C Shares	1.75%
Class F Shares	0.94%

Portfolio of Investments Summary Tables

At April 30, 2008, the Fund's portfolio composition 1 was as follows:

Sector	Percentage of Total Net Assets
Tax-Exempt, Fixed-Income Securities	65.0%
Equity Securities	29.0%
Derivatives Contracts [2]	(0.1)%
Cash Equivalents [3]	4.7%
Other Assets and Liabilities--Net [4]	1.4%
TOTAL	100.0%

At April 30, 2008, the Fund's sector composition 5 for its equity securities was as follows:

Sector Composition	Percentage of Equity Securities
Energy	17.0%
Financials	15.0%
Consumer Staples	14.9%
Industrials	12.2%
Health Care	10.5%
Telecommunication Services	8.2%
Information Technology	7.8%
Utilities	5.8%
Consumer Discretionary	5.0%
Materials	3.6%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Based upon net unrealized appreciation (depreciation) on the derivative contracts. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or notional principal amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.

3 Cash Equivalents include any investments in tax-exempt variable rate instruments.

4 Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.

5 Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

At April 30, 2008, the Fund's sector composition 6 for its tax-exempt securities was as follows:

Sector Composition	Percentage of Municipal Securities
Insured	36.8%
Hospital	9.2%
Refunded	8.8%
Education	7.3%
Senior Care	7.3%
General Obligation - State	5.2%
General Obligation - Local	4.0%
Tobacco	3.9%
Public Power	3.4%
Special Tax	3.3%
Water and Sewer	3.1%
Other [7]	7.7%
TOTAL	100.0%

6 Sector classifications and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's adviser. For securities that have been enhanced by a third-party (other than a bond insurer), such as a guarantor, sector classifications are based upon the economic sector and/or revenue source of the third-party as determined by the Fund's adviser. Securities that are insured by a bond insurer are assigned to the "Insured" sector. Pre-refunded securities are those whose debt service is paid from escrowed assets, usually U.S. government securities.

7 For purposes of this table, sector classifications constitute 92.3% of the Fund's total investments in tax-exempt securities. Remaining tax-exempt security sectors have been aggregated under the designation "Other."

Portfolio of Investments

April 30, 2008 (unaudited)

Shares			Value
		COMMON STOCKS--29.0%
		Consumer Discretionary--1.5%
73,500		American Eagle Outfitters, Inc.	$1,350,195
39,400		American Greetings Corp., Class A	705,260
47,690		Home Depot, Inc.	1,373,472
189,500		Leggett and Platt, Inc.	3,145,700
30,900		Macy's, Inc.	781,461
36,690		Mattel, Inc.	687,937
175,200		Regal Entertainment Group	3,321,792
		TOTAL	11,365,817
		Consumer Staples--4.3%
25,230		Anheuser-Busch Cos., Inc.	1,241,316
78,130		Coca-Cola Co.	4,599,513
77,530		Colgate-Palmolive Co.	5,481,371
60,630		Kimberly-Clark Corp.	3,879,714
37,666		Kraft Foods, Inc., Class A	1,191,376
39,000		Nu Skin Enterprises, Inc.	699,270
43,770		PepsiCo, Inc.	2,999,558
75,240		Procter & Gamble Co.	5,044,842
41,800		SUPERVALU, Inc.	1,383,580
32,100		Sysco Corp.	981,297
109,620		Wal-Mart Stores, Inc.	6,355,768
		TOTAL	33,857,605
		Energy--4.9%
78,600		BP PLC, ADR	5,721,294
68,270		Chevron Corp.	6,564,160
31,390		ConocoPhillips	2,704,248
33,710		ENI SpA, ADR	2,596,344
99,310		Exxon Mobil Corp.	9,242,782
67,480		Royal Dutch Shell PLC	5,419,319
Shares			Value
		COMMON STOCKS--continued
		Energy--continued
24,900		Santos Ltd., ADR	$1,489,020
11,500		Sunoco, Inc.	533,715
49,990		Total SA, ADR, Class B	4,199,160
		TOTAL	38,470,042
		Financials--4.4%
70,460		Ace, Ltd.	4,248,033
36,630		Aflac, Inc.	2,442,122
47,800		Aspen Insurance Holdings Ltd.	1,242,322
126,191		Bank of America Corp.	4,737,210
18,400		Comerica, Inc.	639,032
23,670		Federal Home Loan Mortgage Corp.	589,620
25,800		Gallagher (Arthur J.) & Co.	633,906
4,640		Goldman Sachs Group, Inc.	887,957
42,340		Hartford Financial Services Group, Inc.	3,017,572
81,900		J.P. Morgan Chase & Co.	3,902,535
17,800		Lehman Brothers Holdings, Inc.	787,472
31,800		Marshall & Ilsley Corp.	794,364
28,300		Merrill Lynch & Co., Inc.	1,410,189
17,030		Morgan Stanley	827,658
8,100		PartnerRe Ltd.	599,238
99,880		Protective Life Corp.	4,256,886
12,700		SunTrust Banks, Inc.	708,025
46,680		The Travelers Cos, Inc.	2,352,672
		TOTAL	34,076,813
		Health Care--3.0%
109,000		Biovail Corp.	1,246,960
62,100		Bristol-Myers Squibb Co.	1,364,337
79,920		Johnson & Johnson	5,361,833
47,730		Lilly (Eli) & Co.	2,297,722
15,600		Merck & Co., Inc.	593,424
431,750		Pfizer, Inc.	8,682,492
93,720		Wyeth	4,167,728
		TOTAL	23,714,496
Shares			Value
		COMMON STOCKS--continued
		Industrials--3.5%
59,230		3M Co.	$4,554,787
7,900		Boeing Co.	670,394
11,300		Caterpillar, Inc.	925,244
42,330		Dover Corp.	2,094,065
22,200		Eaton Corp.	1,950,048
16,000		General Electric Co.	523,200
42,600		Illinois Tool Works, Inc.	2,227,554
90,590		Northrop Grumman Corp.	6,664,706
54,820		United Parcel Service, Inc.	3,969,516
32,880		United Technologies Corp.	2,382,814
47,300		Waste Management, Inc.	1,707,530
		TOTAL	27,669,858
		Information Technology--2.3%
24,200		Analog Devices, Inc.	779,482
46,500		Applied Materials, Inc.	867,690
64,760		Automatic Data Processing, Inc.	2,862,392
90,980		Intel Corp.	2,025,215
14,900		International Business Machines Corp.	1,798,430
39,800		Maxim Integrated Products, Inc.	836,994
49,520		Microchip Technology, Inc.	1,819,860
109,140		Seagate Technology Holdings	2,059,472
248,820		Taiwan Semiconductor Manufacturing Co., ADR	2,796,737
33,400		Telefonaktiebolaget LM Ericsson, ADR, Class B	842,348
35,400		Xilinx, Inc.	876,858
		TOTAL	17,565,478
		Materials--1.0%
23,000		Alcoa, Inc.	799,940
15,680		Dow Chemical Co.	629,552
14,400		Freeport-McMoRan Copper & Gold, Inc.	1,638,000
42,100		International Paper Co.	1,101,757
22,400		PPG Industries, Inc.	1,374,688
64,120		Packaging Corp. of America	1,409,358
22,070		Rohm & Haas Co.	1,179,641
		TOTAL	8,132,936
Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Telecommunication Services--2.4%
182,290		AT&T, Inc.	$7,056,446
57,200		Citizens Communications Co.	613,184
229,450		NTT Docomo Inc. - Spon. ADR	3,361,442
101,490		Verizon Communications	3,905,335
22,500		Vodafone Group PLC, ADR	712,350
247,498		Windstream Corp.	2,905,627
		TOTAL	18,554,384
		Utilities--1.7%
44,040		AGL Resources, Inc.	1,497,360
36,660		Aqua America, Inc.	675,644
81,030		Integrys Energy Group, Inc.	3,880,527
282,570		NiSource, Inc.	5,058,003
13,870		Progress Energy, Inc.	582,401
37,990		SCANA Corp.	1,497,946
		TOTAL	13,191,881
		TOTAL COMMON STOCKS (IDENTIFIED COST $215,429,072)	226,599,310
		MUNICIPAL BONDS--65.0%
		Alabama--0.6%
$2,000,000		Birmingham-Baptist Medical Centers, AL Special Care Facilities Financing Authority, (Baptist Health System of Birmingham), Revenue Bonds (Series 2005A), 5.000%, 11/15/2030	1,732,360
1,050,000		Courtland, AL IDB, (International Paper Co.), PCR Refunding Bonds (Series 2005A), 5.000%, 06/01/2025	911,326
1,000,000		Mobile, AL Water & Sewer Commissioners Board, Water & Sewer Revenue Bonds (Series 2002), 5.250%, (FGIC INS), 01/01/2020	1,036,340
1,370,000		Montgomery, AL BMC Special Care Facilities Finance Authority, (Health Care Authority for Baptist Health, AL), Revenue Refunding Bonds (Series 2004-C), 5.125%, 11/15/2024	1,345,244
		TOTAL	5,025,270
		Alaska--0.1%
1,000,000		Alaska Municipal Bond Bank, Revenue Bonds, 5.250%, (MBIA Insurance Corp. INS), 12/01/2022	1,051,760
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Arizona--2.6%
$4,145,000		Arizona State University, COP (Series 2005A), 5.000%, (AMBAC INS), 09/01/2027	$4,226,449
5,525,000		Phoenix, AZ Civic Improvement Corp., Excise Tax Revenue Bonds, 5.000%, (FGIC INS), 07/01/2030	5,624,560
3,690,000		Phoenix, AZ Civic Improvement Corp., Excise Tax Revenue Bonds, 5.000%, (FGIC INS), 07/01/2035	3,747,490
2,000,000		Salt River Project, AZ Agricultural Improvement & Power District, Electric System Revenue Bonds (Series 2008A), 5.000%, 01/01/2028	2,080,760
4,000,000		Show Low, AZ IDA, (Navapache Regional Medical Center), Hospital Revenue Bonds, 5.000%, (Radian Asset Assurance INS), 12/01/2035	3,739,080
850,000		Tempe, AZ IDA, (Friendship Village of Tempe), Senior Living Refunding Revenue Bonds (Series 2004A), 5.375%, 12/01/2013	834,232
		TOTAL	20,252,571
		Arkansas--0.3%
1,000,000		Independence County, AR, (Entergy Arkansas, Inc.), PCR Refunding Bonds (Series 2005), 5.000%, 01/01/2021	958,250
1,000,000		University of Arkansas, Revenue Bonds (Series 2004B), 5.000%, (MBIA Insurance Corp. INS), 11/01/2026	1,029,050
		TOTAL	1,987,300
		California--5.6%
2,000,000		California Educational Facilities Authority, (California College of the Arts), Revenue Bonds (Series 2005), 5.000%, 06/01/2035	1,743,400
570,000		California Health Facilities Financing Authority, Health Facility Revenue Bonds (Series 2004I), 4.95% TOBs (Catholic Healthcare West), Mandatory Tender 7/1/2014	596,140
3,000,000		California State Public Works Board, (California State), Lease Revenue Refunding Bonds (Series 2005J: Corcoran Facility), 5.000%, 01/01/2021	3,078,570
315,000		California State, UT GO Bonds, 5.250%, 02/01/2019	330,035
1,265,000		California State, UT GO Bonds, 5.500%, (United States Treasury PRF 4/1/2014@100), 04/01/2030	1,425,819
70,000		California State, UT GO Bonds, 5.500%, (United States Treasury PRF 4/1/2014@100), 04/01/2030	78,899
1,500,000		California State, Various Purpose UT GO Bonds, 5.125%, 11/01/2024	1,543,035
250,000		California State, Various Purpose UT GO Bonds, 5.250%, 11/01/2018	264,627
900,000		California State, Various Purpose UT GO Bonds, 5.000%, 11/01/2021	930,222
Principal Amount			Value
		MUNICIPAL BONDS--continued
		California--continued
$300,000		California State, Various Purpose UT GO Bonds, 5.250%, 11/01/2019	$316,131
165,000		California State, Various Purpose UT GO Bonds, 5.500%, (United States Treasury PRF 4/1/2014@100), 04/01/2030	185,976
1,000,000		California State, Various Purpose UT GO Bonds, 5.500%, 03/01/2026	1,063,170
1,220,000	[1]	California Statewide Communities Development Authority, (Thomas Jefferson School of Law), Refunding Revenue Bonds (Series 2005B), 4.875%, (United States Treasury PRF 10/1/2015@100), 10/01/2031	1,267,787
695,000		Central Unified School District, CA, UT GO Bonds (Series 2004A), 5.500%, (United States Treasury PRF 7/1/2014@100), 07/01/2023	769,052
860,000		Glendale, CA Unified School District, UT GO Bonds (Series 2003F), 5.000%, (MBIA Insurance Corp. INS), 09/01/2023	888,801
1,000,000		Golden State Tobacco Securitization Corp., CA, (California State), Tobacco Settlement Enhanced Asset Backed Revenue Bonds (Series 2003B), 5.375%, (United States Treasury PRF 6/1/2010@100), 06/01/2028	1,050,970
1,595,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series 2007A-1), 5.750%, 06/01/2047	1,425,962
6,000,000		Hollister, CA Joint Powers Financing Authority Wastewater Revenue, Revenue Bonds, 5.000%, (FSA INS), 06/01/2032	6,156,240
5,000,000		Sweetwater, CA Union High School District, UT GO Bonds (Election of 2006, Series 2008A), 5.625%, (FSA INS), 08/01/2047	5,420,750
1,000,000		Trustees of the California State University, Revenue Bonds (Series A), 5.125%, (AMBAC INS), 11/01/2026	1,013,420
4,000,000		University of California, LT Project Revenue Bonds (2005 Series B), 5.000%, (FSA INS), 05/15/2023	4,158,280
8,500,000		University of California, Revenue Bonds (Series L), 5.000%, 05/15/2036	8,711,055
1,545,000		Yucaipa Valley Water District, CA, Water System Revenue COP (Series 2004A), 5.250%, (MBIA Insurance Corp. INS), 09/01/2023	1,591,844
		TOTAL	44,010,185
		Colorado--2.1%
1,250,000		Colorado Educational & Cultural Facilities Authority, (Colorado University Lab), Revenue Bonds, 5.250%, (XL Capital Assurance Inc. INS), 06/01/2024	1,276,025
1,500,000		Colorado Educational & Cultural Facilities Authority, (Peak to Peak Charter School Project), Refunding Revenue Bonds, 5.250%, (XL Capital Assurance Inc. INS), 08/15/2019	1,565,880
1,150,000		Colorado Health Facilities Authority, (Catholic Health Initiatives), (Series 2006C), 5.000%, (FSA INS), 5/1/2008	1,150,000
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Colorado--continued
$1,475,000		Colorado Health Facilities Authority, (Catholic Health Initiatives), (Series C-6), 4.850%, (FGIC INS), 5/2/2008	$1,475,000
1,000,000		Colorado Health Facilities Authority, (Christian Living Communities), Revenue Bonds (Series 2006A), 5.750%, 01/01/2037	882,410
4,250,000		Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), Revenue Bonds (Series 2005), 5.000%, 12/01/2035	3,526,395
760,000		Colorado Health Facilities Authority, (Evangelical Lutheran Good Samaritan Society), Health Facilities Revenue Bonds (Series 2004A), 5.250%, 06/01/2034	718,732
495,000		Colorado Health Facilities Authority, (Evangelical Lutheran Good Samaritan Society), Health Facilities Revenue Bonds (Series 2005), 5.250%, 06/01/2023	497,891
1,250,000		Conservatory Metropolitan District, CO, LT GO Bonds, 6.750%, (United States Treasury PRF 12/1/2013@102), 12/01/2034	1,494,962
900,000		Denver, CO Convention Center Hotel Authority, Revenue Bonds (Series A), 5.000%, (United States Treasury PRF 12/1/2013@100), 12/01/2021	974,196
1,000,000		Denver, CO Health & Hospital Authority, Revenue Bonds, 6.250%, (United States Treasury PRF 12/1/2014@100), 12/01/2033	1,171,440
1,750,000		Eagle Bend, CO Metropolitan District No. 2, Refunding & Improvement LT GO Bonds, 5.250%, (Radian Asset Assurance INS), 12/01/2023	1,764,227
		TOTAL	16,497,158
		Connecticut--0.1%
600,000		Connecticut State HEFA, (Eastern Connecticut Health Network), Revenue Bonds (Series 2005C), 5.125%, (Radian Asset Assurance INS), 07/01/2030	593,298
		Delaware--0.0%
200,000		Delaware Health Facilities Authority, (Beebe Medical Center), Refunding Revenue Bonds (Series 2004A), 5.500%, 06/01/2024	195,812
		District of Columbia--1.7%
3,000,000		District of Columbia Hospital Authority, (Children's Hospital Obligated Group), Hospital Revenue Bonds (Series 2008), 5.250%, (Assured Guaranty Corp. INS), 07/15/2038	3,039,990
1,000,000		District of Columbia Water & Sewer Authority, Public Utility Subordinated Lien Revenue Refunding Bonds (Series 2008A), 5.000%, (Assured Guaranty Corp. INS), 10/01/2023	1,045,420
3,780,000		District of Columbia, Refunding UT GO Bonds (Series 2005B), 5.000%, (FSA INS), 06/01/2027	3,881,909
5,000,000		District of Columbia, UT GO Bonds (Series 2004A), 5.000%, (FSA INS), 06/01/2025	5,159,250
		TOTAL	13,126,569
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Florida--4.0%
$5,250,000		Alachua County, FL Health Facilities Authority, (Shands Teaching Hospital and Clinics, Inc.), Revenue Bonds (Series 2007A), 2.931%, 12/1/2037	$3,806,512
900,000		Broward County, FL Educational Facilities Authority, (Nova Southeastern University), Educational Facilities Revenue Bonds (Series 2004B), 5.600%, 04/01/2029	890,118
650,000		East Homestead, FL Community Development District, Special Assessment Revenue Bonds (Series 2005), 5.450%, 05/01/2036	515,105
10,000,000		Florida State Board of Education, UT GO Bonds (Series 2002F), 5.000%, (MBIA Insurance Corp. INS), 06/01/2032	10,147,500
2,275,000		Florida State Department of Children & Families, (Florida State), (South Florida Evaluation Treatment Center) COP, 5.000%, 10/01/2020	2,362,269
3,000,000		Florida State Education System, Facilities Revenue Bonds (Series 2005A), 5.000%, (MBIA Insurance Corp. INS), 05/01/2027	3,045,450
500,000		Highlands County, FL Health Facilities Authority, (Adventist Health (United States Treasury PRF 11/15/2012@100), System/ Sunbelt Obligated Group), Hospital Revenue Bonds (Series 2002B), 5.250%, 11/15/2023	545,430
750,000		Miami Beach, FL Health Facilities Authority, (Mt. Sinai Medical Center, FL), Hospital Revenue Bonds (Series 2001A), 6.700%, 11/15/2019	761,895
500,000		Miami, FL Health Facilities Authority, (Catholic Health East), Health System Revenue Bonds (Series 2003B), 5.125%, 11/15/2024	502,260
600,000		Miami, FL Health Facilities Authority, (Catholic Health East), Health System Revenue Bonds (Series 2003C), 5.250%, 11/15/2033	590,862
415,000		Orlando, FL Urban Community Development District, Capital Improvement Revenue Bonds, 6.000%, 05/01/2020	387,668
2,500,000		Seminole County, FL Water & Sewer, Revenue Bonds, 5.000%, 10/01/2036	2,537,650
1,130,000		St. Johns County, FL IDA, (Presbyterian Retirement Communities), First Mortgage Revenue Bonds (Series 2004A), 5.850%, 08/01/2024	1,156,532
1,755,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2006), 5.400%, 05/01/2037	1,434,291
665,000		Tuscany Reserve Community Development District, FL, Capital Improvement Revenue Bonds (Series 2005B), 5.250%, 05/01/2016	541,004
1,500,000		Volusia County, FL Education Facility Authority, (Embry-Riddle Aeronautical University, Inc.), Educational Facilities Refunding Revenue Bonds (Series 2005), 5.000%, (Radian Asset Assurance INS), 10/15/2025	1,481,055
495,000		Winter Garden Village at Fowler Groves Community Development District, FL, Special Assessment Bonds (Series 2006), 5.650%, 05/01/2037	417,325
		TOTAL	31,122,926
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Georgia--0.2%
$615,000		Atlanta, GA, (Eastside Tax Allocation District), Tax Allocation Bonds (Series 2005B), 5.600%, 01/01/2030	$556,495
750,000		Fulton County, GA Residential Care Facilities, (Canterbury Court), Revenue Bonds (Series 2004A), 6.125%, 02/15/2026	710,310
		TOTAL	1,266,805
		Illinois--5.8%
625,000		Bolingbrook, IL, (Forest City Project), Special Service Area No. 2005-1 Special Tax Bonds (Series 2005), 5.900%, 03/01/2027	606,294
2,615,000		Chicago, IL Housing Authority Capital Program, Refunding Revenue Bonds, 5.000%, (FSA INS), 07/01/2017	2,820,147
10,600,000		Chicago, IL Housing Authority Capital Program, Refunding Revenue Bonds, 5.000%, (FSA INS), 07/01/2026	10,925,420
5,000,000		Chicago, IL Metropolitan Water Reclamation District, Refunding UT GO Bonds, 5.000%, 12/01/2028	5,123,400
5,000,000		Chicago, IL Motor Fuel Tax, Revenue Bonds, Project (Series 2008B), 5.000%, (Assured Guaranty Corp. INS), 01/01/2038	5,084,050
3,000,000		Chicago, IL O'Hare International Airport, 3rd Lien Refunding Revenue Bonds (Series 2004A), 5.000%, (MBIA Insurance Corp. INS), 01/01/2026	2,996,310
1,180,000		Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2005A), 5.250%, (MBIA Insurance Corp. INS), 01/01/2026	1,197,771
1,500,000		Chicago, IL Park District, LT GO Bonds (Series 2004A), 5.000%, (AMBAC INS), 01/01/2025	1,539,105
1,000,000		Chicago, IL Park District, LT GO Bonds (Series 2004A), 5.000%, (AMBAC INS), 01/01/2026	1,023,910
415,000		DuPage County, IL, (Naperville Campus LLC), Special Tax Bonds (Series 2006), 5.625%, 03/01/2036	355,767
1,335,000		Harvey, IL, Refunding & Improvement UT GO Bonds (Series 2007A), 5.625%, 12/01/2032	1,241,083
1,000,000		Illinois Finance Authority, (Friendship Village of Schaumburg), Revenue Bonds (Series 2005A), 5.625%, 02/15/2037	810,390
3,250,000		Illinois Finance Authority, (Illinois Institute of Technology), Revenue Bonds (Series 2006A), 5.000%, 04/01/2031	3,011,677
2,890,000		Illinois Finance Authority, (Illinois Institute of Technology), Revenue Bonds (Series 2006A), 5.000%, 04/01/2036	2,635,102
875,000		Illinois Finance Authority, (Landing at Plymouth Place), Revenue Bonds (Series 2005A), 6.000%, 05/15/2025	824,285
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Illinois--continued
$625,000		Illinois Finance Authority, (Landing at Plymouth Place), Revenue Bonds (Series 2005A), 6.000%, 05/15/2037	$562,719
3,450,000		Illinois Finance Authority, (Northwestern University), Revenue Bonds, 5.000%, 12/01/2042	3,491,124
1,000,000		Illinois Health Facilities Authority, (Tabor Hills Supportive Living LLC), Revenue Bonds (Series 2006), 5.250%, 11/15/2036	865,220
		TOTAL	45,113,774
		Indiana--0.8%
2,500,000		Indiana Health & Educational Facility Financing Authority, (Baptist Homes of Indiana), Revenue Bonds (Series 2005), 5.250%, 11/15/2035	2,351,150
1,500,000		Indiana Health & Educational Facility Financing Authority, (Community Foundation of Northwest Indiana), Hospital Revenue Bonds (Series 2007), 5.500%, 03/01/2027	1,391,985
700,000		Indiana Health Facility Financing Authority, (Community Foundation of Northwest Indiana), Hospital Revenue Bonds (Series 2004A), 6.250%, 03/01/2025	724,213
2,500,000		St. Joseph County, IN Hospital Authority, (Madison Center Obligated Group), Health Facilities Revenue Bonds (Series 2005), 5.375%, 02/15/2034	2,192,450
		TOTAL	6,659,798
		Iowa--0.3%
375,000		Bremer County, IA Retirement Facilities, (Bartels Lutheran Retirement Community), Retirement Facility Revenue Bonds (Series 2005A), 5.375%, 11/15/2027	317,925
2,035,000		Iowa Finance Authority, (Deerfield Retirement Community, Inc.), Senior Living Facility Revenue Refunding Bonds (Series 2007A), 5.500%, 11/15/2037	1,675,497
500,000		Scott County, IA, (Ridgecrest Village), Revenue Refunding Bonds (Series 2004), 5.625%, 11/15/2018	500,660
		TOTAL	2,494,082
		Kentucky--0.1%
390,000		Kentucky Economic Development Finance Authority, (Norton Healthcare, Inc.), Revenue Bonds (Series 2000A), 6.625%, (United States Treasury PRF 10/1/2010@101), 10/01/2028	430,619
110,000		Kentucky Economic Development Finance Authority, (Norton Healthcare, Inc.), Revenue Bonds (Series 2000A), 6.625%, 10/01/2028	116,311
		TOTAL	546,930
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Louisiana--0.6%
$1,000,000		Opelousas, LA General Hospital Authority, (Opelousas General Health System), Revenue Bonds, 5.300%, 10/01/2018	$1,014,070
1,000,000		St. John the Baptist Parish, LA, (Marathon Oil Corp.), Environmental Improvement Refunding Revenue Bonds (Series 1998), 5.350%, 12/01/2013	998,040
3,000,000		St. John the Baptist Parish, LA, (Marathon Oil Corp.), Revenue Bonds (Series 2007A), 5.125%, 06/01/2037	2,753,040
		TOTAL	4,765,150
		Maine--0.5%
3,645,000		Maine Health & Higher Educational Facilities Authority, (Central Maine Medical Center), Revenue Bonds (Series 2005B), 5.000%, (MBIA Insurance Corp. INS), 07/01/2030	3,651,269
		Maryland--0.7%
750,000		Maryland State Health & Higher Educational Facilities Authority, (King Farm Presbyterian Retirement Community), Revenue Bonds (Series 2007B), 5.000%, 01/01/2017	721,358
3,775,000		Maryland State Health & Higher Educational Facilities Authority, (Loyola College in Maryland, Inc.), Revenue Bonds (Series 2007A), 5.125%, 10/01/2045	3,810,787
355,000		Maryland State Health & Higher Educational Facilities Authority, (MedStar Health, Inc.), Refunding Revenue Bonds (Series 2004), 5.750%, 08/15/2016	375,863
500,000		Maryland State IDFA, (Our Lady of Good Counsel High School), EDRBs (Series 2005A), 6.000%, 05/01/2035	488,250
		TOTAL	5,396,258
		Massachusetts--1.2%
1,750,000		Massachusetts HEFA, (Berkshire Health System), Revenue Bonds (Series 2005F), 5.000%, (Assured Guaranty Corp. INS), 10/01/2019	1,833,283
235,000		Massachusetts HEFA, (Milford Regional Medical Center), Revenue Bonds (Series 1998C), 5.750%, 07/15/2013	240,151
2,000,000		Massachusetts HEFA, (Milford Regional Medical Center), Revenue Bonds (Series 2002D), 6.350%, (United States Treasury PRF 7/15/2012@101), 07/15/2032	2,272,900
1,000,000		Massachusetts HEFA, (Northern Berkshire Health System), Revenue Bonds (Series 2004A), 6.375%, 07/01/2034	989,840
4,000,000		Massachusetts School Building Authority, Sales Tax Revenue Bonds (Series 2005A), 5.000%, (FSA INS), 08/15/2030	4,090,440
		TOTAL	9,426,614
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Michigan--1.9%
$1,100,000		Cornell Township MI, Economic Development Corp., (MeadWestvaco Corp.), Refunding Revenue Bonds, 5.875%, (United States Treasury PRF 5/1/2012@100), 05/01/2018	$1,217,271
1,905,000		Delta County, MI Economic Development Corp., (MeadWestvaco Corp.), Environmental Improvement Revenue Refunding Bonds (Series A), 6.250%, (United States Treasury PRF 4/15/2012@100), 04/15/2027	2,132,457
3,120,000		Dickinson County, MI Economic Development Corp., (International Paper Co.), Refunding Environmental Improvement Revenue Bonds (Series 2002A), 5.750%, 06/01/2016	3,165,084
300,000		Gaylord, MI Hospital Finance Authority, (Otsego Memorial Hospital Obligated Group), Hospital Revenue Refunding Bonds (Series 2004), 6.500%, 01/01/2037	287,946
1,000,000		Kent Hospital Finance Authority, MI, (Metropolitan Hospital), Revenue Bonds (Series 2005A), 6.250%, 07/01/2040	1,010,230
1,000,000		Michigan State Hospital Finance Authority, (Oakwood Obligated Group), Revenue Bonds, 5.500%, 11/01/2013	1,069,360
5,000,000		Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Bonds (Series 2007A), 6.000%, 06/01/2048	4,546,400
1,000,000		Riverview, MI Community School District, Refunding UT GO Bonds, 5.000%, (GTD by Q-SBLF), 05/01/2021	1,046,810
		TOTAL	14,475,558
		Minnesota--0.5%
550,000		Glencoe, MN Health Care Facilities, (Glencoe Regional Health Services), Revenue Bonds (Series 2005), 5.000%, 04/01/2031	487,575
500,000		Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (HealthPartners Obligated Group), Health Care Facility Revenue Bonds (Series 2003), 6.000%, 12/01/2019	519,395
2,000,000		St. Paul, MN Housing & Redevelopment Authority, (Health East, Inc.), Hospital Facility Revenue Bonds (Series 2005), 6.000%, 11/15/2030	1,985,280
1,000,000		St. Paul, MN Housing & Redevelopment Authority, (Health East, Inc.), Hospital Facility Revenue Bonds (Series 2005), 6.000%, 11/15/2035	989,340
		TOTAL	3,981,590
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Mississippi--0.5%
$2,060,000		Lowndes County, MS Solid Waste Disposal, (Weyerhaeuser Co.), PCR Refunding Bonds (Project A), 6.800%, 04/01/2022	$2,150,496
750,000		Mississippi Business Finance Corp., (System Energy Resources, Inc.), PCRBs, 5.875%, 04/01/2022	743,910
900,000		Mississippi Hospital Equipment & Facilities Authority, (Southwest Mississippi Regional Medical Center), Refunding & Improvement Revenue Bonds, 5.750%, 04/01/2023	915,282
		TOTAL	3,809,688
		Missouri--0.7%
1,500,000		Missouri Development Finance Board, (Branson, MO), Infrastructure Facilities Revenue Bonds (Series 2004A), 5.250%, 12/01/2019	1,503,030
2,165,000		Missouri Development Finance Board, (Branson, MO), Infrastructure Facilities Revenue Bonds (Series 2005A), 5.000%, 06/01/2035	1,900,350
2,000,000		Missouri State HEFA, (BJC Health System, MO), Health Facilities Revenue Bonds, 5.250%, 05/15/2018	2,075,840
		TOTAL	5,479,220
		Nebraska--2.0%
5,000,000		Lincoln, NE Electric Systems, Revenue Bonds, 5.000%, 09/01/2029	5,098,050
10,000,000		Municipal Energy Agency of Nebraska, Power Supply System Revenue Bonds (Series 2003A), 5.000%, (FSA INS), 04/01/2028	10,191,600
		TOTAL	15,289,650
		Nevada--2.2%
2,450,000		Clark County, NV Bond Bank (Southern Nevada Water Authority), LT GO Bonds, 5.000%, (MBIA Insurance Corp. INS), 06/01/2032	2,464,847
8,585,000		Clark County, NV School District, LT GO School Bonds (2007C), 5.000%, 06/15/2025	8,957,847
245,000		Clark County, NV, (Mountains Edge SID No. 142), Limited Obligation Improvement Bonds (Series 2003), 5.800%, 08/01/2015	240,999
500,000		Clark County, NV, (Summerlin-Mesa SID No. 151), Special Assessment Revenue Bonds (Series 2005), 5.000%, 08/01/2025	406,285
1,300,000	[1]	Director of the State of Nevada Department of Business and Industry, (Las Ventanas Retirement Community), Revenue Bonds (Series 2004A), 7.000%, 11/15/2034	1,033,331
245,000		Henderson, NV, (Falls at Lake Las Vegas LID No. T-16), LID No. T-16 LT Obligation Improvement Bonds, 5.100%, 03/01/2022	156,303
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Nevada--continued
$580,000		Henderson, NV, (Falls at Lake Las Vegas LID No. T-16), LID No. T-16 LT Obligation Improvement Bonds, 5.125%, 03/01/2025	$352,518
655,000		Las Vegas Valley, NV Water District, Refunding LT GO Bonds (Series 2003B), 5.000%, (MBIA Insurance Corp. INS), 06/01/2027	667,864
2,600,000		Reno, NV, (Washoe Medical Center), (Series A), 5.440%, (CIFG Assurance N.A. INS), 5/7/2008	2,600,000
		TOTAL	16,879,994
		New Hampshire--0.1%
690,000		New Hampshire Health and Education Facilities Authority, (Havenwood-Heritage Heights), Revenue Bonds (Series 2006A), 5.350%, 01/01/2026	597,568
		New Jersey--1.7%
1,000,000		New Jersey EDA, (NJ Dedicated Cigarette Excise Tax), Revenue Bonds, (Series 2004), 5.750%, 06/15/2029	977,220
1,000,000		New Jersey EDA, (New Jersey State), School Facilities Construction Revenue Bonds (Series 2004I), 5.250%, (United States Treasury PRF 9/1/2014@100), 09/01/2028	1,114,010
5,000,000		New Jersey EDA, (New Jersey State), School Facilities Construction Revenue Bonds (Series 2005O), 5.125%, 03/01/2030	5,119,750
1,000,000		New Jersey EDA, (Winchester Gardens at Ward Homestead), First Mortgage Refunding Revenue Bonds (Series 2004A), 4.800%, 11/01/2013	1,009,620
300,000		New Jersey EDA, (Winchester Gardens at Ward Homestead), Revenue Refunding Bonds (Series A), 5.750%, 11/01/2024	301,614
900,000		New Jersey Health Care Facilities Financing Authority, (Children's Specialized Hospital), Revenue Bonds, (Series 2005A), 5.500%, 07/01/2030	847,242
575,000		New Jersey State Educational Facilities Authority, (Georgian Court University), Revenue Bonds (Series 2007), 5.250%, 07/01/2027	567,433
3,050,000		Tobacco Settlement Financing Corp., NJ, Revenue Bonds, 7.000%, (United States Treasury PRF 6/1/2013@100), 06/01/2041	3,582,866
		TOTAL	13,519,755
		New Mexico--0.1%
500,000	[1,2]	Jicarilla, NM Apache Nation, Revenue Bonds, 5.500%, 09/01/2023	518,065
		New York--5.5%
500,000		Dutchess County, NY IDA, (St. Francis Hospital and Health Centers), Civic Facility Revenue Bonds (Series 2004B), 7.500%, 03/01/2029	530,410
200,000		Long Island Power Authority, NY, Electric System Revenue Bonds (Series C), 5.000%, 09/01/2022	204,114
Principal Amount			Value
		MUNICIPAL BONDS--continued
		New York--continued
$4,000,000		Metropolitan Transportation Authority, NY, (MTA Transportation Revenue), Revenue Bonds (Series 2006A), 5.000%, 11/15/2031	$4,024,760
2,500,000	[1]	New York City, NY IDA, (7 World Trade Center LLC), Liberty Revenue Bonds (Series A), 6.500%, 03/01/2035	2,524,975
4,000,000		New York City, NY IDA, (Yankee Stadium LLC), CPI PILOT Revenue Bonds (Series 2006), (FGIC INS), 4.847%, 3/1/2021	3,430,120
8,000,000		New York City, NY Municipal Water Finance Authority, Water & Sewer System Revenue Bonds, (Series 2001A), 5.000%, 06/15/2032	8,084,800
1,000,000		New York City, NY Transitional Finance Authority, Future Tax Secured Bonds (2003 Series C), 5.250%, (AMBAC INS), 08/01/2022	1,049,170
335,000		New York City, NY, UT GO Bonds (Fiscal 2003 Series J), 5.500%, (United States Treasury PRF 6/1/2013@100), 06/01/2023	373,806
40,000		New York City, NY, UT GO Bonds (Fiscal 2003 Series J), 5.500%, 06/01/2023	41,891
350,000		New York City, NY, UT GO Bonds (Fiscal 2004 Series D), 5.250%, 10/15/2020	365,880
800,000		New York City, NY, UT GO Bonds (Fiscal 2004 Series I), 5.000%, 08/01/2019	834,288
1,500,000		New York City, NY, UT GO Bonds (Fiscal 2005 Series C), 5.250%, 08/15/2024	1,558,440
1,000,000		New York City, NY, UT GO Bonds (Fiscal 2005 Series D), 5.000%, 11/01/2025	1,023,950
2,215,000		New York City, NY, UT GO Bonds (Fiscal 2006 Series E-1), 5.000%, 08/01/2023	2,281,361
1,410,000		New York State Dormitory Authority, (Health Quest Systems, Inc. Obligated Group), Revenue Bonds (Series 2007B), 5.250%, (Assured Guaranty Corp. INS), 07/01/2027	1,469,276
4,870,000		New York State Environmental Facilities Corp., (New York State Personal Income Tax Revenue Bond Fund), Revenue Bonds (Series 2007A), 5.000%, 12/15/2022	5,152,850
2,500,000		New York State Thruway Authority, (New York State Personal Income Tax Revenue Bond Fund), Revenue Bonds (Series 2007A), 5.250%, 03/15/2026	2,661,675
1,095,000		New York State Thruway Authority, (New York State Thruway Authority - Dedicated Highway & Bridge Trust Fund), Second General Highway and Bridge Trust Fund Bonds (Series 2008A), 5.000%, 04/01/2022	1,162,693
500,000		Tobacco Settlement Financing Corp., NY, (New York State), Asset-Backed Revenue Bonds (Series 2003A-1), 5.500%, 06/01/2018	523,580
900,000		Tobacco Settlement Financing Corp., NY, (New York State), Revenue Bonds (Series 2003C-1), 5.500%, 06/01/2018	942,444
500,000		Tobacco Settlement Financing Corp., NY, (New York State), Revenue Bonds (Series 2003C-1), 5.500%, 06/01/2022	520,870
3,995,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2008A), 5.000%, 11/15/2037	4,096,393
		TOTAL	42,857,746
Principal Amount			Value
		MUNICIPAL BONDS--continued
		North Carolina--0.4%
$1,000,000		North Carolina Medical Care Commission, (Arc of North Carolina Projects), Health Care Housing Revenue Bonds (Series 2004A), 5.800%, 10/01/2034	$971,020
2,000,000		North Carolina Medical Care Commission, (Pennybyrn at Maryfield), Healthcare Facilities Revenue Bonds (Series 2005A), 5.650%, 10/01/2025	1,821,460
		TOTAL	2,792,480
		Ohio--2.2%
1,230,000		Akron, Bath & Copley, OH Joint Township, (Summa Health System), Hospital District Revenue Bonds (Series 2004A), 5.125%, (Radian Asset Assurance INS), 11/15/2024	1,245,301
8,680,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A), 6.500%, 06/01/2047	8,439,911
235,000		Cleveland-Cuyahoga County, OH Port Authority, (Port of Cleveland Bond Fund), Development Revenue Bonds (Series 2005B), 5.125%, 05/15/2025	212,191
1,000,000		Columbus, OH City School District, School Facilities Construction & Improvement UT GO Bonds, 5.250%, (United States Treasury PRF 12/1/2014@100), 12/01/2022	1,116,500
1,800,000		Franklin County, OH Health Care Facilities, (Ohio Presbyterian Retirement Services), Improvement Revenue Bonds (Series 2005A), 5.125%, 07/01/2035	1,605,438
500,000		Franklin County, OH Health Care Facilities, (Ohio Presbyterian Retirement Services), Revenue Refunding Bonds, 5.500%, 07/01/2021	501,475
1,000,000		Ohio State Air Quality Development Authority, Environmental Improvement Refunding Revenue Bonds (Series 1995), 5.00% TOBs (Marathon Oil Corp.), Mandatory Tender 11/1/2011	1,022,980
500,000		Ohio State Higher Educational Facilities Commission, (Baldwin-Wallace College), Revenue Bonds, 5.500%, 12/01/2021	520,400
1,010,000		Ohio State Higher Educational Facilities Commission, (Baldwin-Wallace College), Revenue Bonds, 5.500%, 12/01/2022	1,049,582
1,000,000		Ohio State Higher Educational Facilities Commission, (Mount Union College), Revenue Bonds, 5.250%, 10/01/2026	1,022,480
400,000		Toledo-Lucas County, OH Port Authority, (CSX Corp.), Revenue Bonds, 6.450%, 12/15/2021	429,700
375,000		Toledo-Lucas County, OH Port Authority, (Crocker Park Public Improvement Project), Special Assessment Revenue Bonds, 5.250%, 12/01/2023	365,254
		TOTAL	17,531,212
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Oklahoma--0.3%
$2,000,000		Oklahoma County, OK Finance Authority, (Concordia Life Care Community), Retirement Facility Revenue Bonds (Series 2005), 6.000%, 11/15/2038	$1,783,480
515,000		Oklahoma State Industries Authority, (Oklahoma Med Resh Foundation), Revenue Bonds, 5.250%, (AMBAC INS), 02/01/2021	522,689
		TOTAL	2,306,169
		Pennsylvania--3.5%
500,000		Allegheny County, PA HDA, (West Penn Allegheny Health System), Health System Revenue Bonds (Series 2000B), 9.250%, (United States Treasury PRF 11/15/2010@102), 11/15/2030	588,305
300,000		Allegheny County, PA Higher Education Building Authority, (Chatham College), Revenue Bonds (Series 2002B), 5.250%, 11/15/2016	300,081
500,000		Allegheny County, PA IDA, (Marathon Oil Corp.), Environmental Improvement Refunding Revenue Bonds (Series 1998), 5.500%, 12/01/2029	481,340
600,000		Allegheny County, PA IDA, (Marathon Oil Corp.), Environmental Improvement Refunding Revenue Bonds (Series 1998), 5.600%, 09/01/2030	571,332
1,300,000		Allegheny County, PA IDA, (United States Steel Corp.), Environmental Improvement Refunding Revenue Bonds (Series 2005), 5.500%, 11/01/2016	1,297,374
85,000		Allegheny County, PA IDA, Revenue Bonds (Series 2002B), 5.000%, (MBIA Insurance Corp. INS), 11/01/2022	86,334
415,000		Allegheny County, PA IDA, Revenue Bonds (Series 2002B), 5.000%, (United States Treasury PRF 11/1/2012@100), 11/01/2022	450,810
2,250,000		Allegheny County, PA, Refunding UT GO Notes (C-59B), (FSA INS), 2.720%, 11/1/2026	1,845,113
850,000		Bucks County, PA IDA, (Ann's Choice, Inc.), Retirement Community Revenue Bonds (Series 2005A), 6.250%, 01/01/2035	826,294
2,975,000		Burrell, PA School District, UT GO Bonds (Series 2005A), 5.000%, (FSA INS), 07/15/2025	3,086,473
187,000		Crawford County, PA Hospital Authority, (Wesbury United Methodist Community Obligated Group), Senior Living Facilities Revenue Bonds, 5.900%, 08/15/2009	187,026
1,100,000		Cumberland County, PA Municipal Authority, (Presbyterian Homes, Inc.), 5.000%, (Radian Asset Assurance INS), 12/01/2020	1,106,853
250,000		Delaware County, PA Authority, (Neumann College), College Revenue Refunding Bonds (Series 1998A), 5.375%, 10/01/2018	250,085
1,000,000		Lancaster County, PA Hospital Authority, (Lancaster General Hospital), Revenue Bonds, 5.500%, (United States Treasury PRF 9/15/2013@100), 03/15/2026	1,100,570
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Pennsylvania--continued
$4,000,000		Lancaster, PA Higher Education Authority, (Franklin & Marshall College), College Revenue Bonds, 5.000%, 04/15/2021	$4,148,720
1,000,000		Lehigh County, PA General Purpose Authority, (St. Lukes Hospital of Bethlehem), Hospital Revenue Bonds, 5.375%, (United States Treasury PRF 8/15/2013@100), 08/15/2033	1,107,010
500,000		Montgomery County, PA IDA, (Whitemarsh Continuing Care Retirement Community), Fixed Rate Mortgage Revenue Bonds (Series 2005), 6.250%, 02/01/2035	456,545
250,000		Pennsylvania State Higher Education Facilities Authority, (Dickinson College), Revenue Bonds (Series 2003AA1), 5.000%, (Radian Asset Assurance INS), 11/01/2026	245,560
4,000,000		Pennsylvania State Higher Education Facilities Authority, (Foundation for Indiana University of Pennsylvania), Revenue Bonds (Series 2007A), (XL Capital Assurance Inc. INS), 2.457%, 7/1/2039	2,940,200
1,000,000		Pennsylvania State Higher Education Facilities Authority, (LaSalle University), Revenue Bonds, 5.250%, 05/01/2023	987,740
500,000		Pennsylvania State Higher Education Facilities Authority, (Messiah College), Revenue Bonds (Series AA), 5.500%, (Radian Asset Assurance INS), 11/01/2022	512,620
500,000		Pennsylvania State Higher Education Facilities Authority, (UPMC Health System), Health System Revenue Bonds (Series A), 6.250%, 01/15/2018	538,810
1,000,000		Pennsylvania State Higher Education Facilities Authority, (UPMC Health System), Revenue Bonds (Series 2001A), 6.000%, 01/15/2022	1,064,810
500,000		Pennsylvania State Higher Education Facilities Authority, (UPMC Health System), Revenue Bonds, (Series A), 6.000%, 01/15/2031	530,015
250,000		Pennsylvania State Higher Education Facilities Authority, (Ursinus College), Revenue Bonds, 5.250%, (Radian Asset Assurance INS), 01/01/2027	250,093
500,000		Philadelphia Authority for Industrial Development, (PresbyHomes Germantown/Morrisville), Senior Living Revenue Bonds (Series 2005A), 5.625%, 07/01/2035	465,815
1,500,000		St. Mary Hospital Authority, PA, (Catholic Health East), Health System Revenue Bonds (Series 2004B), 5.375%, (United States Treasury PRF 11/15/2014@100), 11/15/2034	1,675,965
500,000		Westmoreland County, PA IDA, (Redstone Presbyterian Seniorcare Obligated Group), Retirement Community Revenue Bonds (Series 2005A), 5.750%, 01/01/2026	454,785
		TOTAL	27,556,678
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Rhode Island--0.3%
$2,500,000		Rhode Island State Health and Educational Building Corp., (Brown University), Higher Education Facilities Revenue Bonds (Series 2007), 5.000%, 09/01/2037	$2,557,900
		South Carolina--2.0%
825,000		Lancaster County, SC, (Sun City Carolina Lakes Improvement District), Assessment Revenue Bonds (Series 2006), 5.450%, 12/01/2037	656,708
1,445,000		Lexington County, SC Health Services District, Inc., (Lexington Medical Center), Refunding & Improvement Hospital Revenue Bonds, 5.750%, (United States Treasury PRF 11/1/2013@100), 11/01/2028	1,616,652
1,745,000		Myrtle Beach, SC, Hospitality Fee Revenue Bonds (Series 2004A), 5.375%, (FGIC INS), 06/01/2020	1,845,407
1,000,000		Newberry County, SC, (Newberry Community Memorial Hospital), Special Source Refunding Revenue Bonds, 5.250%, (Radian Asset Assurance INS), 12/01/2029	954,010
60,000		South Carolina Jobs-EDA, (Bon Secours Health System), EDRBs, (Series 2002A), 5.500%, (United States Treasury PRF 11/15/2012@100), 11/15/2023	66,350
215,000		South Carolina Jobs-EDA, (Bon Secours Health System), EDRBs, (Series 2002A), 5.500%, 11/15/2023	219,227
325,000		South Carolina Jobs-EDA, (Bon Secours Health System), Health System Revenue Bonds (Series A), 5.625%, (United States Treasury PRF 11/15/2012@100), 11/15/2030	361,111
1,230,000		South Carolina Jobs-EDA, (Bon Secours Health System), Health System Revenue Bonds (Series A), 5.625%, 11/15/2030	1,245,916
8,000,000		South Carolina Jobs-EDA, (Palmetto Health Alliance), Hospital Revenue Bonds, 3.180%, Mandatory Tender 8/1/2013	7,528,000
1,200,000		South Carolina Jobs-EDA, (Wesley Commons), First Mortgage Health Facilities Refunding Revenue Bonds (Series 2006), 5.300%, 10/01/2036	976,080
		TOTAL	15,469,461
		Tennessee--0.3%
2,000,000		Johnson City, TN Health & Education Facilities Board, (Mountain States Health Alliance), Hospital First Mortgage Revenue Bonds (Series 2006A), 5.500%, 07/01/2031	1,885,040
365,000		Knox County, TN Health Education & Housing Facilities Board, (Baptist Health System of East Tennessee), Hospital Facilities Revenue Bonds, 6.500%, 04/15/2031	377,286
		TOTAL	2,262,326
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Texas--6.3%
$1,545,000		Bexar County, Health Facilities Development Corp., (Army Retirement Residence Foundation), Refunding Revenue Bonds (Series 2007), 5.000%, 07/01/2033	$1,367,418
1,000,000		Canyon, TX ISD, Refunding & Improvement UT GO Bonds (Series 2002A), 5.375%, (United States Treasury PRF 2/15/2013@100), 02/15/2024	1,103,010
6,625,000		Comal, TX ISD, School Building UT GO Bonds, 5.000%, (GTD by PSFG), 02/01/2031	6,723,713
2,655,000		Dallas, TX ISD, Refunding Building UT GO Bonds (Series 2004A), 5.000%, (GTD by PSFG), 08/15/2029	2,723,924
1,000,000		Decatur, TX Hospital Authority, (Wise Regional Health System), Hospital Revenue Bonds (Series 2004A), 7.125%, 09/01/2034	1,022,560
1,835,000		Galveston County, TX, LT GO Bonds (Series 2003C), 5.250%, (United States Treasury PRF 2/1/2013@100), 02/01/2021	2,007,582
1,000,000		HFDC of Central Texas, Inc., (Legacy at Willow Bend), Retirement Facility Revenue Bonds (Series 2006A), 5.750%, 11/01/2036	849,250
1,575,000		Harris County, TX HFDC, (Baylor College of Medicine), (Series A-1), 5.680%, (AMBAC INS), 5/1/2008	1,575,000
1,000,000		Harris County, TX, Refunding Sr. Lien Toll Road Revenue Bonds, 5.000%, (FGIC INS), 08/15/2027	1,024,310
8,465,000		Houston, TX Combined Utility System, First Lien Revenue Bonds, 5.000%, (FSA INS), 11/15/2035	8,608,397
1,000,000		Lower Colorado River Authority, TX, Transmission Contract Refunding Revenue Bonds (Series 2003C), 5.250%, (AMBAC INS), 05/15/2018	1,052,810
200,000		Matagorda County, TX Navigation District No. 1, (CenterPoint Energy Houston Electric LLC), Collateralized Refunding Revenue Bonds, 5.600%, 03/01/2027	187,092
1,125,000		Mesquite, TX Health Facilities Development Corp., (Christian Care Centers, Inc.), Retirement Facility Revenue Bonds (Series 2005), 5.625%, 02/15/2035	1,012,523
500,000		North Central Texas HFDC, (Children's Medical Center of Dallas), Hospital Revenue Refunding Bonds (Series 2002), 5.250%, (AMBAC INS), 08/15/2022	513,895
1,250,000		North Central Texas HFDC, (Northwest Senior Housing Corp. Edgemere Project), Retirement Facility Revenue Bonds (Series 1999), 7.500%, (United States Treasury PRF 11/15/2009@ 102), 11/15/2029	1,369,113
750,000		Port of Corpus Christi, TX IDC, (Valero Energy Corp.), Revenue Refunding Bonds (Series C), 5.400%, 04/01/2018	731,430
500,000		Sabine River Authority, TX, (Southwestern Electric Power Co.), PCR Refunding Bonds (Series 2006), 4.950%, (MBIA Insurance Corp. INS), 03/01/2018	502,055
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Texas--continued
$250,000		Sabine River Authority, TX, (Texas Competitive Electric Holdings Co. LLC), PCR Refunding Bonds (Series 2003B), 6.150%, 08/01/2022	$213,318
1,000,000		San Leanna, TX Education Facilities Corp., (Saint Edward's University), Higher Education Revenue Bonds (Series 2007), 5.125%, 06/01/2027	975,580
2,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Air Force Village), Retirement Facility Revenue Bonds (Series 2007), 5.125%, 05/15/2037	1,780,700
1,100,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Northwest Senior Housing Corp. Edgemere Project), Revenue Bonds, (Series 2006A), 6.000%, 11/15/2036	1,045,352
3,400,000		Texas State Transportation Commission, (Texas State), Mobility Fund Bonds (Series 2005A), 5.000%, 04/01/2026	3,516,348
5,675,000		Texas State, Water Financial Assistance UT GO Bonds (Series 2004C&D), 5.000%, 08/01/2027	5,821,529
715,000		Travis County, TX Health Facilities Development Corp., (Querencia at Barton Creek), Retirement Facility Revenue Bonds, 5.650%, 11/15/2035	622,772
2,970,000		Wharton, TX ISD, School Building UT GO Bonds, 5.000%, (GTD by PSFG), 02/15/2032	3,003,858
		TOTAL	49,353,539
		Utah--0.9%
1,475,000		Utah State Board of Regents, (Utah State University), Revenue Bonds (Series 2004), 5.250%, (United States Treasury PRF 4/1/2014@100), 04/01/2020	1,636,837
5,000,000		Utah State Transit Authority, Sales Tax Revenue Bonds (Series 2002A), 5.000%, (United States Treasury PRF 12/15/2012@100), 06/15/2032	5,442,200
		TOTAL	7,079,037
		Virginia--0.8%
4,485,000		Tobacco Settlement Financing Corp., VA, Revenue Bonds, 5.625%, (United States Treasury PRF 6/1/2015@100), 06/01/2037	5,016,338
1,170,000		Virginia Peninsula Port Authority, (Brinks Co. (The)), Coal Terminal Revenue Refunding Bonds (Series 2003), 6.000%, 04/01/2033	1,138,983
		TOTAL	6,155,321
		Washington--4.0%
5,000,000		Douglas County, WA Public Utility District No. 001, Refunding Revenue Bonds (Series 2005B), 5.000%, (FGIC INS), 09/01/2030	5,085,650
9,455,000		Energy Northwest, WA, Columbia Generating Station Revenue Bonds (Series C), 5.000%, 07/01/2024	9,781,198
1,160,000		Energy Northwest, WA, Wind Project Revenue Bonds, 5.000%, (AMBAC INS), 07/01/2023	1,175,150
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Washington--continued
$500,000		Skagit County, WA Public Hospital District No. 1, (Skagit Valley Hospital), Refunding Revenue Bonds (Series 2003), 6.000%, 12/01/2018	$514,275
1,000,000		Skagit County, WA Public Hospital District No. 1, (Skagit Valley Hospital), Revenue Bonds (Series 2005), 5.500%, 12/01/2030	939,710
1,000,000		Skagit County, WA Public Hospital District No. 1, UT GO Bonds (Series 2004: Skagit Valley Hospital), 5.500%, (MBIA Insurance Corp. INS), 12/01/2023	1,041,370
820,000		Tacoma, WA Water, Refunding Revenue Bonds, 5.000%, (FSA INS), 12/01/2023	853,390
500,000		Tacoma, WA Water, Refunding Revenue Bonds, 5.000%, (FSA INS), 12/01/2022	521,850
1,250,000		Tobacco Settlement Authority, WA, Tobacco Settlement Asset Backed Revenue Bonds, 6.625%, 06/01/2032	1,256,850
3,500,000		Washington Health Care Facilities Authority, (Group Health Cooperative), Revenue Bonds, 5.000%, (Radian Asset Assurance INS), 12/01/2036	3,192,875
1,625,000		Washington State Housing Finance Commission, (Skyline at First Hill), Nonprofit Revenue Bonds (Series 2007A), 5.625%, 01/01/2038	1,373,076
5,180,000		Washington State, Motor Vehicle Fuel Tax GO Bonds (Series 2006C), 5.000%, 06/01/2029	5,300,746
		TOTAL	31,036,140
		West Virginia--0.6%
1,000,000		Ohio County, WV County Commission, (Fort Henry Centre Tax Increment Financing District No. 1), Tax Increment Revenue Bonds (Series 2005A), 5.625%, 06/01/2034	968,080
2,900,000		Pleasants County, WV County Commission, (Allegheny Energy Supply Company LLC), PCR Revenue Refunding Bonds (Series 2007F), 5.250%, 10/15/2037	2,746,300
1,000,000		West Virginia State Hospital Finance Authority, (Camden Clark Memorial Hospital), Hospital Revenue & Improvement Refunding Bonds (Series 2004A), 5.250%, (FSA INS), 02/15/2019	1,050,690
		TOTAL	4,765,070
		Wisconsin--0.9%
3,855,000		Badger, WI Tobacco Asset Securitization Corp., Asset-Backed Revenue Bonds, 6.125%, 06/01/2027	3,859,549
160,000		Wisconsin State HEFA, (Beaver Dam Community Hospitals, Inc.), Revenue Bonds (Series 2004A), 6.750%, 08/15/2034	162,760
160,000		Wisconsin State HEFA, (Blood Center of Wisconsin, Inc.), Revenue Bonds (Series 2004), 5.750%, 06/01/2034	160,560
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Wisconsin--continued
$1,000,000		Wisconsin State HEFA, (Fort Healthcare, Inc.), Revenue Bonds (Series 2004), 6.100%, 05/01/2034	$1,000,300
750,000		Wisconsin State HEFA, (Marshfield Clinic, WI), Revenue Bonds, (Series 2006A), 5.375%, 02/15/2034	714,285
250,000		Wisconsin State HEFA, (Southwest Health Center), Revenue Bonds (Series 2004A), 6.250%, 04/01/2034	234,488
1,400,000		Wisconsin State HEFA, (Vernon Memorial Healthcare, Inc.), Revenue Bonds (Series 2005), 5.250%, 03/01/2035	1,217,202
		TOTAL	7,349,144
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $513,250,097)	506,806,840
		SHORT-TERM MUNICIPALS--4.7% [3]
		Connecticut--0.5%
4,000,000		Connecticut State HEFA, (Series J) Daily VRDNs (Quinnipiac University), (MBIA Insurance Corp. INS, JPMorgan Chase Bank, N.A. LIQ), 2.650%, 5/1/2008	4,000,000
		Illinois--1.4%
6,521,000		Chicago, IL Board of Education, (Series 2005D-1) Daily VRDNs, (DePfa Bank PLC LIQ, CIFG Assurance N.A. INS), 9.000%, 5/1/2008	6,521,000
4,200,000		Chicago, IL Board of Education, (Series 2005D-2) Daily VRDNs, (DePfa Bank PLC LIQ, CIFG Assurance N.A. INS), 9.000%, 5/1/2008	4,200,000
		TOTAL	10,721,000
		Massachusetts--0.2%
1,700,000		Massachusetts HEFA, Revenue Bonds, (Series 2006L-2) Daily VRDNs (Children's Hospital Medical Center), (AMBAC INS, Bank of America N.A. LIQ), 5.000%, 5/1/2008	1,700,000
		New York--0.1%
800,000		New York City, NY Transitional Finance Authority, (Fiscal 2001 Series B) Daily VRDNs, (GTD by Landesbank Baden-Wuerttemberg LIQ), 2.400%, 5/1/2008	800,000
		North Carolina--0.8%
5,820,000		Charlotte-Mecklenburg Hospital Authority, NC, (Series 2007L) Weekly VRDNs (Carolinas HealthCare System), (AMBAC INS, Bayerische Landesbank LIQ), 5.250%, 5/1/2008	5,820,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [3]
		Tennessee--0.8%
$3,500,000		Sevier County, TN Public Building Authority, (Series IV-D-1) Daily VRDNs (Pigeon Forge, TN), (AMBAC INS, JPMorgan Chase Bank, N.A. LIQ), 4.750%, 5/1/2008	$3,500,000
2,600,000		Sevier County, TN Public Building Authority, (Series IV-D-2) Daily VRDNs (Bradley County, TN), (AMBAC INS, JPMorgan Chase Bank, N.A. LIQ), 9.000%, 5/1/2008	2,600,000
		TOTAL	6,100,000
		Texas--0.9%
3,445,000		Harris County, TX HFDC, (Series 2005A) Weekly VRDNs (Baylor College of Medicine), (AMBAC INS, JPMorgan Chase Bank, N.A. LIQ), 6.500%, 5/7/2008	3,445,000
3,900,000		Harris County, TX HFDC, (Subseries 2008A-1) Daily VRDNs (Methodist Hospital, Harris County, TX), 2.650%, 5/1/2008	3,900,000
		TOTAL	7,345,000
		TOTAL SHORT-TERM MUNICIPALS (AT COST)	36,486,000
		TOTAL INVESTMENTS--98.7% (IDENTIFIED COST $765,165,169) [4]	769,892,150
		OTHER ASSETS AND LIABILTIES - NET--1.3% [5]	10,381,276
		TOTAL NET ASSETS--100%	$780,273,426

At April 30, 2008, the Fund had the following open swap/rate lock contract:

Counterparty	Pay	Receive	Expiration Date	Notional Amount	Value
Goldman Sachs & Co.	4.71%	10-Year MMD Rate	6/5/2008	$17,200,000	$(590,222)

Value of Swap/Rate Lock Contracts is included in "Other Assets and Liabilities--Net."

At April 30, 2008, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2008, these restricted securities amounted to $5,344,158, which represented 0.7% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At April 30, 2008, these liquid restricted securities amounted to $518,065, which represented 0.1% of total net assets.

3 Current rate and next reset date shown for Variable Rate Demand Notes.

4 The cost of investments for federal tax purposes amounts to $765,161,594.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2008.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
AMBAC	--American Municipal Bond Assurance Corporation
COP	--Certificate of Participation
EDA	--Economic Development Authority
EDRBs	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDFA	--Industrial Development Finance Authority
INS	--Insured
ISD	--Independent School District
LID	--Local Improvement District
LIQ	--Liquidity Agreement
LT	--Limited Tax
PCR	--Pollution Control Revenue
PCRBs	--Pollution Control Revenue Bonds
PRF	--Prerefunded
PSFG	--Permanent School Fund Guarantee
Q-SBLF	--Qualified State Bond Loan Fund
SID	--Special Improvement District
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2008 (unaudited)

Assets:
Total investments in securities, at value (identified cost $765,165,169)		$769,892,150
Cash		68,804
Income receivable		8,589,457
Receivable for investments sold		6,465,000
Receivable for shares sold		902,629
TOTAL ASSETS		785,918,040
Liabilities:
Payable for investments purchased	$2,144,784
Payable for shares redeemed	2,367,819
Payable for distribution services fee (Note 5)	146,666
Payable for shareholder services fee (Note 5)	312,038
Swaps, at value	590,222
Accrued expenses	83,085
TOTAL LIABILITIES		5,644,614
Net assets for 70,125,248 shares outstanding		$780,273,426
Net Assets Consist of:
Paid-in capital		$788,147,045
Net unrealized appreciation of investments and swap contracts		4,136,759
Accumulated net realized loss on investments, foreign currency transactions and futures contracts		(12,457,414)
Undistributed net investment income		447,036
TOTAL NET ASSETS		$780,273,426
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($527,900,714 ÷ 47,435,752 shares outstanding), no par value, unlimited shares authorized		$11.13
Offering price per share (100/94.50 of $11.13) [1]		$11.78
Redemption proceeds per share		$11.13
Class B Shares:
Net asset value per share ($75,317,774 ÷ 6,771,383 shares outstanding), no par value, unlimited shares authorized		$11.12
Offering price per share		$11.12
Redemption proceeds per share (94.50/100 of $11.12) [1]		$10.51
Class C Shares:
Net asset value per share ($162,572,790 ÷ 14,616,782 shares outstanding), no par value, unlimited shares authorized		$11.12
Offering price per share		$11.12
Redemption proceeds per share (99.00/100 of $11.12) [1]		$11.01
Class F Shares:
Net asset value per share ($14,482,148 ÷ 1,301,331 shares outstanding), no par value, unlimited shares authorized		$11.13
Offering price per share (100/99.00 of $11.13) [1]		$11.24
Redemption proceeds per share (99.00/100 of $11.13) [1]		$11.02

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2008 (unaudited)

Investment Income:
Interest			$13,578,968
Dividends (net of foreign taxes withheld of $36,718)			3,920,571
TOTAL INCOME			17,499,539
Expenses:
Investment adviser fee (Note 5)		$4,029,045
Administrative personnel and services fee (Note 5)		315,839
Custodian fees		16,155
Transfer and dividend disbursing agent fees and expenses		226,151
Directors'/Trustees' fees		5,468
Auditing fees		11,636
Legal fees		6,380
Portfolio accounting fees		96,326
Distribution services fee--Class B Shares (Note 5)		288,870
Distribution services fee--Class C Shares (Note 5)		634,668
Shareholder services fee--Class A Shares (Note 5)		679,826
Shareholder services fee--Class B Shares (Note 5)		96,290
Shareholder services fee--Class C Shares (Note 5)		209,536
Shareholder services fee--Class F Shares (Note 5)		11,212
Account administration fee--Class A Shares		575
Share registration costs		48,657
Printing and postage		52,684
Insurance premiums		3,980
Miscellaneous		3,301
TOTAL EXPENSES		6,736,599
Waivers and Expense Reductions:
Waiver of investment adviser fee (Note 5)	$(1,765,206)
Waiver of administrative personnel and services fee (Note 5)	(8,889)
Reduction of custodian fees	(1,583)
Fees paid indirectly from directed brokerage arrangements (Note 5)	(3,443)
TOTAL WAIVERS AND EXPENSE REDUCTIONS		(1,779,121)
Net expenses			4,957,478
Net investment income			12,542,061
Realized and Unrealized Loss on Investments and Swap Contracts:
Net realized loss on investments			(11,137,342)
Net change in unrealized appreciation of investments			(30,757,562)
Net change in unrealized depreciation of swap contracts			(590,222)
Net realized and unrealized loss on investments and swap contracts			(42,485,126)
Change in net assets resulting from operations			$(29,943,065)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2008	Year Ended 10/31/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$12,542,061	$22,650,037
Net realized gain (loss) on investments and foreign currency transactions	(11,137,342)	23,273,573
Net change in unrealized appreciation/depreciation of investments, translation of assets and liabilities in foreign currency and swap contracts	(31,347,784)	(13,586,040)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(29,943,065)	32,337,570
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(9,670,423)	(17,102,355)
Class B Shares	(1,074,551)	(1,864,684)
Class C Shares	(2,363,664)	(3,776,698)
Class F Shares	(226,850)	(80,004)
Distributions from net realized gain on investments and foreign currency transactions
Class A Shares	(16,609,906)	(8,078,435)
Class B Shares	(2,334,429)	(1,214,568)
Class C Shares	(5,144,979)	(2,158,118)
Class F Shares	(344,329)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(37,769,131)	(34,274,862)
Share Transactions:
Proceeds from sale of shares	65,798,924	304,957,668
Net asset value of shares issued to shareholders in payment of distributions declared	32,507,766	29,008,422
Cost of shares redeemed	(112,540,923)	(128,224,501)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(14,234,233)	205,741,589
Change in net assets	(81,946,429)	203,804,297
Net Assets:
Beginning of period	862,219,855	658,415,558
End of period (including undistributed net investment income of $447,036 and $1,240,463, respectively)	$780,273,426	$862,219,855

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2008 (unaudited)

1. ORGANIZATION

Federated Income Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Muni and Stock Advantage Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class F Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek to provide tax-advantaged income, with a secondary objective of capital appreciation.

Effective May 31, 2007, the Fund began offering Class F Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on November 1, 2007. As of and during the six months ended April 30, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2008, tax years 2004 through 2007 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the state of Massachusetts.

Withholding taxes and where appropriate, deferred withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts and Interest Rate Lock Contracts

Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or "swapped" between parties are generally calculated with respect to a "notional amount" for a predetermined period of time. The Fund may enter into interest rate, total return, credit default and other swap agreements.

Interest rate swap agreements generally involve the agreement by the Fund to pay a counterparty a fixed or floating interest rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in Swaps, at value on the Statement of Assets and Liabilities, and periodic payments are reported as Net realized gain or loss on swap contracts in the Statement of Operations. For the six months ended April 30, 2008, the Fund had no net realized gains or losses on swap contracts.

Swap contracts outstanding at period end are listed after the Fund's portfolio of investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at April 30, 2008, is as follows:

Security	Acquisition Date	Acquisition Cost
California Statewide Communities Development Authority, (Thomas Jefferson School of Law), Refunding Revenue Bonds (Series 2005B), 4.875%, (United States Treasury PRF 10/1/2015@100), 10/01/2031	8/26/2005	$1,215,506
Director of the State of Nevada Department of Business and Industry, (Las Ventanas Retirement Community), Revenue Bonds (Series 2004A), 7.000%, 11/15/2034	12/23/2004	$1,279,850
New York City, NY IDA, (7 World Trade Center LLC), Liberty Revenue Bonds (Series A), 6.500%, 3/1/2035	3/15/2005	$2,500,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2008		Year Ended 10/31/2007
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	3,619,009	$41,275,226	16,086,496	$195,068,635
Shares issued to shareholders in payment of distributions declared	2,105,328	24,007,453	1,859,876	22,456,589
Shares redeemed	(7,011,482)	(79,695,921)	(7,735,845)	(93,418,656)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,287,145)	$(14,413,242)	10,210,527	$124,106,568

	Six Months Ended 4/30/2008		Year Ended 10/31/2007
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	360,771	$4,109,181	1,754,729	$21,245,851
Shares issued to shareholders in payment of distributions declared	249,176	2,842,434	208,387	2,515,581
Shares redeemed	(626,900)	(7,104,731)	(993,479)	(12,011,349)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(16,953)	$(153,116)	969,637	$11,750,083

	Six Months Ended 4/30/2008		Year Ended 10/31/2007
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,326,234	$15,102,970	6,443,859	$78,004,075
Shares issued to shareholders in payment of distributions declared	448,167	5,112,706	327,992	3,958,482
Shares redeemed	(2,184,829)	(24,724,704)	(1,873,341)	(22,631,139)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(410,428)	$(4,509,028)	4,898,510	$59,331,418

	Six Months Ended 4/30/2008		Period Ended 10/31/2007 [1]
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	464,700	$5,311,547	883,888	$10,639,107
Shares issued to shareholders in payment of distributions declared	47,893	545,173	6,496	77,770
Shares redeemed	(88,177)	(1,015,567)	(13,469)	(163,357)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	424,416	$4,841,153	876,915	$10,553,520
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,290,110)	$(14,234,233)	16,955,589	$205,741,589

1 Reflects operations for the period from May 31, 2007 (date of initial public investment) to October 31, 2007.

4. FEDERAL TAX INFORMATION

At April 30, 2008, the cost of investments for federal tax purposes was $765,161,594. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from swap contracts was $4,730,556. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $29,378,292 and net unrealized depreciation from investments for those securities having an excess of cost over value of $24,647,736.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 1.00% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2008, the Adviser voluntarily waived $1,765,206 of its fee.

Certain of the Fund's assets are managed by Federated Investment Management Company (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2008, the Sub-Adviser earned a fee of $677,255.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $8,889 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2008, FSC retained $197,349 of fees paid by the Fund. On November 15, 2007, the Trustees approved an amendment to the Plan to reduce the distribution services fee for the Fund's Class A Shares from 0.25% to 0.05%. The amendment to the Plan became effective for the Fund on December 31, 2007. For the six months ended April 30, 2008, the Fund's Class A Shares did not incur a distribution services fee.

Sales Charges

For the six months ended April 30, 2008, FSC retained $104,393 in sales charges from the sale of Class A Shares. FSC also retained $7,650 of contingent deferred sales charges relating to redemptions of Class A Shares, $16,214 relating to redemptions of Class C Shares and $1,338 relating to redemptions of Class F Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2008, FSSC did not receive any fees paid by the Fund.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended April 30, 2008, the Fund's expenses were reduced by $3,443 under these arrangements.

Interfund Transactions

During the six months ended April 30, 2008, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $141,315,000 and $197,805,029, respectively.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares (after the voluntary waivers and reimbursements) will not exceed 1.00%, 1.75%, 1.75% and 1.00%, respectively, for the fiscal year ending October 31, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through December 31, 2008.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2008, were as follows:

Purchases	$294,240,175
Sales	$336,506,469

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of April 30, 2008, there were no outstanding loans. During the six months ended April 30, 2008, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of April 30, 2008, there were no outstanding loans. During the six months ended April 30, 2008, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated"), and various Federated funds ("Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel have been defending this litigation, and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory Contract

FEDERATED MUNI AND STOCK ADVANTAGE FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2007. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds ( e.g .. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For both the one and three year periods ending December 31, 2006, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory and subadvisory contracts. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420C837
Cusip 31420C829
Cusip 31420C811
Cusip 31420C720

30216 (6/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                      Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date June 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date June 23, 2008

By /S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date June 23, 2008